Shareholder Report, Line Graph (Details) DFAR_U.S. Large Cap Value Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Large Cap Value Portfolio – Institutional
Accumulated Value	$ 23,360	$ 17,940	$ 18,100	$ 18,765	$ 12,621	$ 14,271	$ 13,341	$ 12,979	$ 10,458	$ 10,000	$ 25,580
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Index
Accumulated Value	31,665	22,935	20,948	25,051	17,456	15,745	13,793	12,893	10,426	10,000	$ 38,358
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Value Index
Accumulated Value	$ 23,269	$ 17,766	$ 17,742	$ 19,077	$ 13,270	$ 14,356	$ 12,909	$ 12,528	$ 10,637	$ 10,000	$ 25,863